AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities [Line Items]
Available-for-sale marketable securities, current	$ 57,345	$ 48,663
Available-for-sale securities matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	57,378	48,630
Gross unrealized gain	0	33
Gross unrealized loss	(33)	0
Available-for-sale marketable securities, current	57,345	48,663
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Marketable Securities [Line Items]
Amortized cost	57,378	48,630
Gross unrealized gain	0	33
Gross unrealized loss	(33)	0
Available-for-sale marketable securities, current	$ 57,345	$ 48,663